LEASES - Right-of-use lease asset (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Right-of-use leased asset
Book value at the beginning of the period	$ 1,114,597
Depreciation of the period	287,484	$ 308,030
End of the period	1,147,525		$ 1,114,597
Gross carrying amount
Right-of-use leased asset
Book value at the beginning of the period	2,369,326
Additions for initial application of IFRS 16			1,523,177
Additions of the period	291,809		846,149
Exchange differences	169,481
End of the period	2,830,616		2,369,326
Accumulated depreciation/amortization
Right-of-use leased asset
Book value at the beginning of the period	(1,254,729)
Additions for initial application of IFRS 16			759,045
Exchange differences	140,878		(71,134)
Depreciation of the period	287,484		566,818
End of the period	$ (1,683,091)		$ (1,254,729)